SIMPSON THACHER & BARTLETT LLP
 425 LEXINGTON AVENUE
NEW YORK, N.Y. 10017-3954
(212) 455-2000

FACSIMILE (212) 455-2502

VIA EDGAR

                                  May 13, 2005

      Re:
      Rockwood Holdings, Inc.
      Amendment No. 1 to Registration Statement on Form S-1

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Ladies and Gentlemen:

        On behalf of Rockwood Holdings, Inc., a corporation organized under the laws of the State of Delaware (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, Amendment No. 1 to the Registration Statement on Form S-1 relating to the Company's proposed initial public offering of its common stock.

        The total registration fee of $58,850 was previously wired to the Securities and Exchange Commission's account.

        Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2758; fax: 212-455-2502) or Anette Somosi (phone: 212-455-2485; fax: 212-455-2502).

Best regards,
/s/ ROXANE F. REARDON Roxane F. Reardon, Esq.
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